OTHER ASSETS	12 Months Ended
Jun. 30, 2021
OTHER ASSETS [Abstract]
OTHER ASSETS	8. OTHER ASSETS

	June 30,	June 30,
	2021	2020
	(US$’000)
Deposits	3,715	3,087
Prepayments	633	918
Other	891	829
Other Assets	5,239	4,834